DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.1%
	ADVERTISING & MARKETING - 2.0%
12,299	Omnicom Group, Inc.	$ 891,186

	ASSET MANAGEMENT - 3.7%
17,932	Carlyle Group, Inc.	847,825
4,057	T Rowe Price Group, Inc.	798,012
		1,645,837
	BANKING - 2.1%
46,978	Umpqua Holdings Corporation	951,305

	BEVERAGES - 3.8%
16,053	Coca-Cola Company	842,301
5,769	PepsiCo, Inc.	867,715
		1,710,016
	BIOTECH & PHARMA - 9.4%
13,565	Bristol-Myers Squibb Company	802,641
3,517	Eli Lilly and Company	812,603
12,401	Gilead Sciences, Inc.	866,209
5,230	Johnson & Johnson	844,645
19,692	Pfizer, Inc.	846,953
		4,173,051
	CABLE & SATELLITE - 1.9%
14,902	Comcast Corporation, Class A	833,469

	CHEMICALS - 1.8%
27,932	Chemours Company	811,704

	DIVERSIFIED INDUSTRIALS - 3.7%
4,719	3M Company	827,807
3,945	Illinois Tool Works, Inc.	815,155
		1,642,962
	ELECTRIC UTILITIES - 1.8%
19,789	NRG Energy, Inc.	807,985

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	FOOD - 2.0%
5,122	Hershey Company	$ 866,899

	GAS & WATER UTILITIES - 2.1%
17,445	National Fuel Gas Company	916,211

	HEALTH CARE FACILITIES & SERVICES - 3.9%
5,953	Quest Diagnostics, Inc.	865,030
2,171	UnitedHealth Group, Inc.	848,297
		1,713,327
	INDUSTRIAL SUPPORT SERVICES - 2.0%
10,802	MSC Industrial Direct Company, Inc., Class A	866,212

	INSTITUTIONAL FINANCIAL SERVICES - 6.1%
6,522	Evercore, Inc., Class A	871,796
19,255	Lazard Ltd., Class A	881,879
37,265	Virtu Financial, Inc., Class A	910,383
		2,664,058
	INSURANCE - 3.7%
15,211	Mercury General Corporation	846,796
34,922	Old Republic International Corporation	807,746
		1,654,542
	MEDICAL EQUIPMENT & DEVICES - 1.9%
7,151	Abbott Laboratories	844,748

	OIL & GAS PRODUCERS - 4.4%
17,159	ONEOK, Inc.	995,051
36,761	Williams Companies, Inc.	953,580
		1,948,631
	PUBLISHING & BROADCASTING - 4.3%
6,041	Nexstar Media Group, Inc., Class A	917,990
17,381	World Wrestling Entertainment, Inc., Class A	977,855
		1,895,845

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0%
1,989	Costco Wholesale Corporation	$ 893,757

	RETAIL - DISCRETIONARY - 3.9%
7,771	Best Buy Company, Inc.	821,472
7,403	Genuine Parts Company	897,466
		1,718,938
	RETAIL REIT - 1.9%
6,693	Simon Property Group, Inc.	869,889

	SEMICONDUCTORS - 6.1%
16,807	Intel Corporation	895,477
5,802	Microchip Technology, Inc.	890,549
4,785	Texas Instruments, Inc.	919,724
		2,705,750
	SOFTWARE - 1.9%
11,936	Cerner Corporation	841,727

	SPECIALTY FINANCE - 5.9%
18,544	Fidelity National Financial, Inc.	840,785
15,747	OneMain Holdings, Inc.	871,282
18,174	Synchrony Financial	888,344
		2,600,411
	SPECIALTY REIT - 1.9%
19,068	Iron Mountain, Inc.	828,505

	TECHNOLOGY HARDWARE - 1.9%
15,406	Cisco Systems, Inc.	838,549

	TECHNOLOGY SERVICES - 4.0%
2,700	Accenture PLC, Class A	863,784
6,469	International Business Machines Corporation	898,738
		1,762,522

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TELECOMMUNICATIONS - 2.0%
73,120	Lumen Technologies, Inc.	$ 905,957

	TRANSPORTATION & LOGISTICS - 4.0%
11,563	Ryder System, Inc.	956,377
4,195	Union Pacific Corporation	822,262
		1,778,639
	TRANSPORTATION EQUIPMENT - 2.0%
24,876	Allison Transmission Holdings, Inc.	878,620

	TOTAL COMMON STOCKS (Cost $42,487,418)	43,461,252

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
85,452	Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(a)	85,452
780,164	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	780,164
	TOTAL MONEY MARKET FUNDS (Cost $865,616)	865,616

	TOTAL INVESTMENTS - 100.1% (Cost $43,353,034)	$ 44,326,868
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(26,678)
	NET ASSETS - 100.0%	$ 44,300,190

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 62.4%
	FIXED INCOME - 62.4%
154,969	First Trust Senior Loan ETF	$ 7,415,267
658,202	Invesco Senior Loan ETF	14,552,847
49,749	iShares 0-5 Year High Yield Corporate Bond ETF	2,273,529
54,615	iShares Broad USD High Yield Corporate Bond ETF	2,266,523
161,881	SPDR Blackstone Senior Loan ET	7,449,764
83,006	SPDR Bloomberg Barclays Short Term High Yield Bond	2,273,534
56,567	Xtrackers USD High Yield Corporate Bond ETF	2,267,205
		38,498,669

	TOTAL EXCHANGE-TRADED FUNDS (Cost $38,284,645)	38,498,669

Shares		Fair Value
	OPEN END FUNDS — 36.2%
	FIXED INCOME - 36.2%
557,779	BlackRock Floating Rate Income Portfolio, Institutional Class	5,549,902
664,069	Hartford Floating Rate Fund, Class Y	5,551,616
662,867	Lord Abbett Floating Rate Fund, Class I	5,601,225
674,615	Virtus Seix Floating Rate High Income Fund, Class I	5,572,319
		22,275,062

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
901,518	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $901,518)(a)	901,518

	TOTAL INVESTMENTS - 100.1% (Cost $60,629,904)	$ 61,675,249
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(80,777)
	NET ASSETS - 100.0%	$ 61,594,472

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	COMMODITY - 5.0%
178,481	SPDR Gold MiniShares Trust(a)	$ 3,116,278

	EQUITY - 16.9%
19,846	iShares Core High Dividend ETF	1,870,684
80,245	iShares International Select Dividend ETF	2,441,053
85,506	iShares Mortgage Real Estate ETF	3,093,607
56,952	TrimTabs US Free Cash Flow Quality ETF	3,078,256
		10,483,600
	FIXED INCOME - 76.6%
590,850	iShares 0-5 Year High Yield Corporate Bond ETF	27,001,844
195,822	SPDR Bloomberg Barclays Emerging Markets Local	4,954,297
360,272	SPDR Wells Fargo Preferred Stock ETF	15,657,421
		47,613,562

	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,426,336)	61,213,440

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
1,011,675	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $1,011,675)(b)	1,011,675

	TOTAL INVESTMENTS - 100.1% (Cost $62,438,011)	$ 62,225,115
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(78,275)
	NET ASSETS - 100.0%	$ 62,146,840

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3%
	ADVERTISING & MARKETING - 2.1%
8,575	Interpublic Group of Companies, Inc.	$ 314,446

	ASSET MANAGEMENT - 5.7%
2,514	Blackstone, Inc.	292,479
6,453	Carlyle Group, Inc.	305,097
1,428	T Rowe Price Group, Inc.	280,888
		878,464
	BIOTECH & PHARMA - 1.8%
1,219	Eli Lilly and Company	281,650

	CABLE & SATELLITE - 1.8%
390	Charter Communications, Inc., Class A(a)	283,748

	CHEMICALS - 1.9%
1,421	Avery Dennison Corporation	294,445

	ELECTRIC UTILITIES - 1.9%
7,020	NRG Energy, Inc.	286,627

	ELECTRICAL EQUIPMENT - 3.7%
1,772	Keysight Technologies, Inc.(a)	291,123
1,608	Trane Technologies PLC	277,621
		568,744
	HEALTH CARE FACILITIES & SERVICES - 3.9%
1,263	HCA Healthcare, Inc.	306,555
1,225	IQVIA Holdings, Inc.(a)	293,437
		599,992
	HOUSEHOLD PRODUCTS - 1.8%
943	Estee Lauder Companies, Inc., Class A	282,834

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
2,298	Evercore, Inc., Class A	307,174

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	INTERNET MEDIA & SERVICES - 1.9%
110	Alphabet, Inc., Class A(a)	$ 294,087

	LEISURE FACILITIES & SERVICES - 4.3%
5,258	Boyd Gaming Corporation(a)	332,621
2,124	Darden Restaurants, Inc.	321,722
		654,343
	LEISURE PRODUCTS - 3.6%
14,919	Mattel, Inc.(a)	276,897
3,199	YETI Holdings, Inc.(a)	274,122
		551,019
	MACHINERY - 3.7%
846	Deere & Company	283,469
2,898	Toro Company	282,294
		565,763
	MEDICAL EQUIPMENT & DEVICES - 5.6%
1,816	Agilent Technologies, Inc.	286,074
3,596	Bruker Corporation	280,848
471	IDEXX Laboratories, Inc.(a)	292,915
		859,837
	OIL & GAS PRODUCERS - 2.3%
7,308	Targa Resources Corporation	359,627

	RETAIL - CONSUMER STAPLES - 2.0%
1,293	Target Corporation	295,800

	RETAIL - DISCRETIONARY - 7.6%
2,842	AutoNation, Inc.(a)	346,041
2,266	Dick's Sporting Goods, Inc.	271,399
5,586	Kohl's Corporation	263,045
826	Ulta Beauty, Inc.(a)	298,120
		1,178,605
	RETAIL REIT - 2.0%
2,378	Simon Property Group, Inc.	309,069

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SEMICONDUCTORS - 4.0%
2,390	Applied Materials, Inc.	$ 307,665
534	Lam Research Corporation	303,926
		611,591
	SOFTWARE - 10.0%
1,135	Crowdstrike Holdings, Inc., Class A(a)	278,960
459	HubSpot, Inc.(a)	310,325
563	Intuit, Inc.	303,744
1,954	Manhattan Associates, Inc.(a)	299,021
5,808	Teradata Corporation(a)	333,088
		1,525,138
	SPECIALTY FINANCE - 6.2%
3,283	Alliance Data Systems Corporation	331,222
2,493	Discover Financial Services	306,265
6,425	Synchrony Financial	314,054
		951,541
	SPECIALTY REIT - 1.9%
6,623	Iron Mountain, Inc.	287,769

	TECHNOLOGY HARDWARE - 7.5%
5,408	Cisco Systems, Inc.	294,357
1,822	Garmin Ltd.	283,248
7,576	NCR Corporation(a)	293,646
544	Zebra Technologies Corporation, Class A(a)	280,388
		1,151,639
	TECHNOLOGY SERVICES - 5.9%
950	Accenture PLC, Class A	303,924
1,595	CDW Corporation/DE	290,322
1,191	Morningstar, Inc.	308,505
		902,751
	TRANSPORTATION & LOGISTICS - 2.2%
4,041	Ryder System, Inc.	334,231

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $14,942,865)	$ 14,930,934

	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
191,208	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $191,208)(b)	191,208

	TOTAL INVESTMENTS - 98.5% (Cost $15,134,073)	$ 15,122,142
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	237,581
	NET ASSETS - 100.0%	$ 15,359,723

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	COMMODITY - 5.0%
145,700	SPDR Gold MiniShares Trust(a)	$ 2,543,922

	EQUITY - 62.9%
40,900	iShares Core MSCI Emerging Markets ETF	2,525,984
35,831	iShares Core S&P U.S. Value ETF	2,539,701
68,690	iShares Global Clean Energy ETF	1,487,139
50,484	SPDR S&P Global Natural Resources ETF	2,592,353
346,777	TrimTabs Donoghue Forlines Risk Managed	10,060,832
140,331	TrimTabs International Free Cash Flow Quality	4,948,071
139,555	TrimTabs US Free Cash Flow Quality ETF	7,542,948
		31,697,028
	FIXED INCOME - 30.4%
168,350	iShares 0-5 Year High Yield Corporate Bond ETF	7,693,596
99,928	SPDR Bloomberg Barclays Emerging Markets Local	2,528,178
117,707	SPDR Wells Fargo Preferred Stock ETF	5,115,546
		15,337,320

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,503,740)	49,578,270

	SHORT-TERM INVESTMENTS — 1.8%
	MONEY MARKET FUNDS - 1.8%
910,095	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $910,095)(b)	910,095

	TOTAL INVESTMENTS - 100.1% (Cost $51,413,835)	$ 50,488,365
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(63,219)
	NET ASSETS - 100.0%	$ 50,425,146

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.